EXPLORATION AND EVALUATION ASSETS	9 Months Ended
Sep. 30, 2022
Exploration And Evaluation Assets
EXPLORATION AND EVALUATION ASSETS

6.	EXPLORATION AND EVALUATION ASSETS

	Botswana		Greenland	Canada
	Selebi	Selkirk	Maniitsoq	Properties	Total
Acquisition
Balance, December 31, 2021	-		-	-	-
Acquisition costs	8,970,850	-	16,348,722	2,535,873	27,858,445
Balance, September 30, 2022	8,970,850	-	16,348,722	2,535,873	27,855,445

Exploration
Balance, December 31, 2021	3,099,926	-	-	-	3,099,926
Site administration	722,414	-			722,414
Care & Maintenance	3,757,820	-			3,757,820
Geology	1,249,691	78,376	12,520	2,649	1,343,236
Drilling	4,915,069	-			4,915,069
Geophysics	1,229,569	-			1,229,569
Engineering	978,367	-			978,367
ESG	152,999	28,117			181,116
Health and safety	70,944	-			70,944
Utilities - Electricity	179,515	-			179,515
Balance, September 30, 2022	16,356,314	106,493	12,520	2,649	16,477,976

Total, September 30, 2022	25,327,164	106,493	16,361,242	2,538,522	44,333,421

Total, December 31, 2021	3,099,926	-	-	-	3,099,926

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Botswana Assets - Selebi and Selkirk

On September 28, 2021, the Company executed the Selebi APA with the BCL liquidator to acquire the Selebi assets and related infrastructure formerly operated by BCL. On January 31, 2022, the Company closed the transaction and ownership of the Selebi Assets transferred to the Company.

PNRC also negotiated a separate asset purchase agreement with the liquidator of TNMC to acquire the Selkirk deposit and related infrastructure formerly operated by TNMC on January 20, 2022 and closed the transaction on August 22, 2022.

Pursuant to the Selebi APA the aggregate purchase price payable to the seller for the Selebi Assets, shall be the sum of US$56,750,000 which amount shall be paid in three instalments:

●	US$1,750,000 payable on the closing date. This payment has been made.
●	US$25,000,000 upon the earlier of: (i)) approval by the Ministry of Mineral Resources, Green Technology and Energy Security (“MMRGTES”) of the Company’s Section 42 and Section 43 Applications (further extension of the mining license and conversion of the mining licence into an operating license respectively); and (ii) on the expiry date of the study phase, January 31, 2025, which can be extended for one year with written notice.
●	The third instalment of $30,000,000 is payable on the completion of mine construction and production start-up (commissioning) by the Company on or before January 31, 2030, but not later than four years after the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications.
●	Payment of care and maintenance funding contribution in respect of the Selebi Assets for a total of US$5,178,747 from March 22, 2021 to the closing date. This payment has been made.

As per the term and conditions of the Selebi APA, the Company has the option to cancel the second and third payments and give back the Selebi Assets to the liquidator in the event where the exploration program determines that the Selebi Assets are not economical. PNRL also has an option to pay in advance the second and third payments in the event where the exploration program determines that the Selebi Assets are economical. The Company’s accounting policy, as permitted by IAS 16 – Property, Plant and Equipment, is to measure and record contingent consideration when the conditions associated with the contingency are met. As of September 30, 2022, none of the conditions of the second and third instalment are met. Hence, these amounts are not accrued in the condensed interim consolidated financial statements.

In addition to the Selebi APA, the purchase of the Selebi Assets is also subject to a contingent compensation agreement as well as a royalty agreement with the liquidator.

In regard to the Selkirk Assets, the purchase agreement does not provide for a purchase price or initial payment for the purchase of the assets. The Selkirk purchase agreement provides that if the Company elects to develop Selkirk first, the payment of the second Selebi instalment of US$25 million would be upon the approval by the Minister of MMRGTES of the Company’s Section 42 and Section 43 Applications (further extension of the Selkirk mining license (years) and conversion of the Selkirk mining licence into an operating license respectively). For the third Selebi instalment of US$30 millions, if Selkirk were to be commissioned earlier than Selebi, the payment would trigger on Selkirk’s commission date.

During the nine months ended September 30, 2022, the Company incurred $22,227,238 and $106,493 in acquisition and exploration expenditures on the Selebi Assets and Selkirk Assets, respectively (December 31, 2021 - $3,099,926).

Greenland – Maniitsoq Property

The Company’s Maniitsoq property in Greenland was owned by NAN prior to the RTO. The Maniitsoq property is subject to a 2.5% net smelter returns (“NSR”) royalty. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

Prior to the closing of the RTO on August 3, 2022, the Maniitsoq property had a book value of $36,692,516. As the transaction is accounted for as a capital transaction with NAN being identified as the accounting acquiree, the net assets of NAN should be measured at fair value. Management believes that facts and circumstances exist to suggest that the carrying amount of the Maniitsoq property at August 3, 2022 exceeds its fair value. As a result, management determined the Maniitsoq property should be impaired by $20,343,794 and its recoverable amount is $16,348,722. The valuation is based on historical drilling results and management’s future exploration plans on the Maniitsoq property.

From August 3, 2022 to September 30, 2022, the Company spent an additional $12,520 in acquisition and exploration expenditures on the Maniitsoq property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses.

The Sulussugut License (2011/54), which was first granted on August 15, 2011 by the Bureau of Minerals and Petroleum (“BMP”) of Greenland, has been renewed and valid until December 31, 2022. The Company has available credits of DKK 285,866,733 (approximately $57,026,697) at the end of December 31, 2021. The credits available from each year may be carried forward for three years plus a two-year extension and expire between December 31, 2022 to December 31, 2024.

The Ininngui License (2012/28) was first granted by BMP on March 4, 2012 and currently in the second license period. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023. Total cumulative surplus credit as at December 31, 2021 was DKK 30,515,237 (approximately $6,087,393) and expected to expire between December 31, 2022 to December 31, 2024.

Carbonatite License (2018/21) was granted on May 4, 2018 for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The license is valid for five years until December 31, 2022 and during the year ended December 31, 2021, the Company received a license extension, which provides for renewal until December 31, 2024. The Company has a total surplus credit of DKK 10,577,191 (approximately $2,110,012) which is expected to expire between December 31, 2023 to December 31, 2024.

On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of five years ending December 31, 2024.

Canada – Post Creek, Halcyon and Quetico Property

NAN acquired the rights to Post Creek, Halcyon and Quetico Property within the Sudbury Mining District of Ontario in 2013, 2015, and 2018, respectively. The Company is obligated to pay advances on a NSR royalty of $10,000 per annum for the Post Creek Property and $8,000 per annum for the Halcyon Property. The total of the advances will be deducted from any payments to be made under the NSR royalties.

The work commitment to hold all 809 claim cells of Quetico was $323,600, with claims due in April and May of 2022. NAN renewed 49 high priority claims for two years for the Quetico East Block and renewed 46 claims for one year and four high priority claims for two years for the West Block. All other claims expired.

During the period from August 3, 2022 to September 30, 2022, the Company incurred additional $2,649 in exploration and license related expenditures for the Canadian properties.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

High Atlas Project in Morocco

In 2018, the Company’s geologists identified a project opportunity in the high Atlas Mountains of Morocco. There is no modern geophysical coverage and no drilling on the property.

In 2019, the Company signed a memorandum of understanding (the “MOU”) with Office National des Hydrocarbons et des Mines (“ONHYM”), a government entity and the single largest current permit holder in Morocco. Through this alliance, the Company was given access to confidential exploration data to develop nickel projects in the High Atlas Region of Morocco. In November and December 2021, the Company lodged applications for five permits in Morocco. In December, four of the five permits were awarded to the Company. An application for a fifth permit was submitted and awarded in February 2022. Work plans were submitted in May 2022. The work obligations are approximately $65,000 per permit over a three-year period with work commencing within six months.

In October 2022, the Company and ONHYM decided not to pursue the joint venture discussions that initially set out the general framework of a joint venture for the exploration and consolidation of permits owned by ONHYM in the Imilchil area. The Company intends to continue its work on the five permits it acquired in 2021 in the same region.

The exploration and license related expenditures for the project are recorded as property investigation expense in the condensed interim consolidated statements of comprehensive loss. The Company has spent $nil on the project during the period from August 3, 2022 to September 30, 2022.